Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

B4. Leases

The Group leases land and buildings, vehicles, and other equipment. The lease durations vary from lease to lease according to the asset leased and local practices. Some of the Group’s leases have extension and termination options attached to them. Lease extension options and lease termination options are only included in the calculation of the lease liability if there is reasonable certainty that they will be exercised. Judgement is required to determine the level of certainty.

The value of leases to which the Group is committed but that have not yet commenced is not material.

A breakdown of the right-of-use (ROU) assets is shown below:

	Land and		Other
	buildings	Vehicles	equipment	Total
	$m	$m	$m	$m
Net book value
At 1 January 2024	227	347	2	576
Exchange differences	(5)	(7)	—	(12)
Additions	77	106	—	183
Disposals	(3)	(5)	—	(8)
Acquisition of companies and businesses	5	—	—	5
Depreciation charge	(73)	(83)	(1)	(157)
Reclassification to property, plant and equipment[1]	—	(10)	—	(10)
At 31 December 2024	228	348	1	577

At 1 January 2025	228	348	1	577
Exchange differences	9	12	—	21
Additions	79	106	1	186
Disposals	(8)	(18)	—	(26)
Acquisition of companies and businesses	—	1	—	1
Depreciation charge	(74)	(85)	(1)	(160)
Reclassification to property, plant and equipment[1]	—	(23)	—	(23)
At 31 December 2025	234	341	1	576
1.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).

Analysis of the Group’s lease liabilities is shown below:

	2025	2024
	$m	$m
At 1 January	557	567
Exchange differences	22	(13)
Lease payments	(223)	(216)
Interest	31	31
Additions	195	182
Disposals	(20)	—
Acquisition of companies and businesses	1	6
At 31 December	563	557
Analysed as follows:
Non-current	392	394
Current	171	163
Total	563	557

Lease liabilities analysed by currency:

	2025	2024
	$m	$m
Pound sterling	61	53
Euro	88	94
US dollar	337	335
Other currencies	77	75
At 31 December	563	557

Lease liabilities are payable as follows:

	2025	2024
	$m	$m
Less than one year	191	188
Between one and five years	356	361
More than five years	74	81
Future minimum payments	621	630
Effect of discounting	(58)	(73)
Carrying value	563	557

Other lease costs not already described are set out below:

	2025	2024
	$m	$m
Expenses relating to short-term leases	28	32
Expenses relating to leases of low-value assets	6	6
Expenses relating to variable lease payments	1	3
At 31 December	35	41

The Group has no material arrangements where it acts as a lessor.